UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
 (Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Hennessy Cornerstone Growth Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 96.16%
Consumer Discretionary - 13.86%
Adtalem Global Education, Inc.	119,400	$3,880,500	1.91%
Arcos Dorados Holdings, Inc., Class A (a)(b)	614,800	5,410,240	2.66%
K12, Inc. (a)	211,400	3,743,894	1.84%
Scientific Games Corp., Class A (a)	192,700	7,139,535	3.52%
Thor Industries, Inc.	35,600	3,750,460	1.85%
Winnebago Industries, Inc.	114,900	4,228,320	2.08%
		28,152,949	13.86%
Consumer Staples - 1.82%
Central Garden & Pet Co. (a)	115,400	3,692,800	1.82%

Energy - 3.16%
Cosan Ltd., Class A (b)	432,300	3,164,436	1.56%
McDermott International, Inc. (a)(b)	481,100	3,257,047	1.60%
		6,421,483	3.16%
Financials - 3.94%
Lincoln National Corp.	54,500	3,981,770	1.96%
Unum Group	80,300	4,025,439	1.98%
		8,007,209	3.94%
Industrials - 33.22%
ACCO Brands Corp. (a)	300,300	3,498,495	1.72%
Columbus McKinnon Corporation of New York	143,900	3,712,620	1.83%
DXP Enterprises Inc. (a)	102,600	2,933,334	1.44%
Meritor, Inc. (a)	243,900	4,214,592	2.07%
Oshkosh Corp.	56,700	3,904,362	1.92%
Patrick Industries, Inc. (a)	46,800	3,561,480	1.75%
SkyWest, Inc.	108,900	3,974,850	1.96%
SPX Corp. (a)	154,900	4,262,848	2.10%
Sterling Construction Company, Inc. (a)	429,300	5,486,454	2.70%
Supreme Industries, Inc.	203,800	3,065,152	1.51%
Titan International, Inc.	291,200	3,712,800	1.83%
TriNet Group, Inc. (a)	154,200	5,397,000	2.66%
Tutor Perini Corp. (a)	128,700	3,423,420	1.69%
Univar, Inc. (a)	130,900	4,063,136	2.00%
Veritiv Corp. (a)	69,300	2,574,495	1.27%
Willdan Group, Inc. (a)	143,400	4,819,674	2.37%
XPO Logistics, Inc. (a)	81,000	4,868,910	2.40%
		67,473,622	33.22%
Information Technology - 18.19%
Extreme Networks, Inc. (a)	673,600	5,920,944	2.92%
Hewlett Packard Enterprise Co.	160,600	2,812,106	1.38%
Insight Enterprises, Inc. (a)	87,300	3,537,396	1.74%
KEMET Corp. (a)	481,700	8,116,645	4.00%
NCR Corp. (a)	85,100	3,221,035	1.59%
PCM, Inc. (a)	141,600	1,752,300	0.86%
Science Applications International Corp.	45,700	3,217,737	1.58%
Sierra Wireless, Inc. (a)(b)	154,300	4,551,850	2.24%
TTM Technologies, Inc. (a)	219,500	3,814,910	1.88%
		36,944,923	18.19%

Materials - 20.25%
AK Steel Holding Corp. (a)	442,200	2,502,852	1.23%
Freeport-McMoRan, Inc. (a)	242,700	3,548,274	1.75%
Greif, Inc., Class A	66,100	3,707,549	1.83%
Kronos Worldwide, Inc.	285,200	6,080,464	2.99%
Olympic Steel, Inc.	154,400	2,638,696	1.30%
Platform Specialty Products Corp. (a)	301,600	4,225,416	2.08%
Steel Dynamics, Inc.	102,700	3,636,607	1.79%
The Chemours Co.	120,500	5,737,005	2.82%
Trinseo S.A. (b)	55,200	3,880,560	1.91%
Tronox Ltd., Class A (b)	267,800	5,189,964	2.55%
		41,147,387	20.25%
Telecommunication Services - 1.72%
Sprint Corp. (a)	438,100	3,496,038	1.72%
Total Common Stocks (Cost $187,378,302)		195,336,411	96.16%

PARTNERSHIPS - 1.82%
Energy - 1.82%
Energy Transfer Equity, L.P.	208,500	3,684,195	1.82%
Total Partnerships (Cost $3,901,035)		3,684,195	1.82%

RIGHTS - 0.00%
Health Care - 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	275	0.00%
Total Rights (Cost $0)		275	0.00%

SHORT-TERM INVESTMENTS - 2.20%
Money Market Funds - 2.20%
Fidelity Government Portfolio, Institutional Class, 0.87% (d)	4,471,153	4,471,153	2.20%
Total Short-Term Investments (Cost $4,471,153)		4,471,153	2.20%

Total Investments (Cost $195,750,490) - 100.18%		203,492,034	100.18%
Liabilities in Excess of Other Assets - (0.18)%		(359,424)	(0.18)%
TOTAL NET ASSETS - 100.00%		$203,132,610	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) U.S. traded security of a foreign corporation.
(c) Security is fair valued in good faith.
(d)	The rate listed is the fund’s 7-day yield as of July 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$195,750,490
Gross unrealized appreciation	20,727,866
Gross unrealized depreciation	(12,986,322)
Net unrealized appreciation	$7,741,544

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$28,152,949	$–	$–		$28,152,949
Consumer Staples	3,692,800	–	–		3,692,800
Energy	6,421,483	–	–		6,421,483
Financials	8,007,209	–	–		8,007,209
Industrials	67,473,622	–	–		67,473,622
Information Technology	36,944,923	–	–		36,944,923
Materials	41,147,387	–	–		41,147,387
Telecommunication Services	3,496,038	–	–		3,496,038
Total Common Stocks	$195,336,411	$–	$–		$195,336,411

Partnerships
Energy	$3,684,195	$–	$–		$3,684,195
Total Partnerships	$3,684,195	$–	$–		$3,684,195

Rights
Health Care	$–	$–	$275	*	$275
Total Rights	$–	$–	$275		$275

Short-Term Investments
Money Market Funds	$4,471,153	$–	$–		$4,471,153
Total Short-Term Investments	$4,471,153	$–	$–		$4,471,153

Total Investments	$203,491,759	$–	$275		$203,492,034

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.
Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Rights
Balance as of October 31, 2016	$275
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of July 31, 2017	$275

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at July 31, 2017	$-

The Level 3 investments as of July 31, 2017, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Hennessy Focus Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 70.78%
Consumer Discretionary - 22.50%
CarMax, Inc. (a)	2,962,712	$196,279,670	7.45%
NVR, Inc. (a)	33,974	88,687,089	3.36%
O’Reilly Automotive, Inc. (a)	842,815	172,187,104	6.53%
Penn National Gaming, Inc. (a)	1,197,772	24,147,084	0.92%
Twenty First Century Fox, Inc.	3,837,592	111,673,927	4.24%
		592,974,874	22.50%
Energy - 1.90%
World Fuel Services Corp.	1,547,585	50,048,899	1.90%

Financials - 26.65%
Aon PLC (b)	1,179,036	162,907,404	6.18%
Diamond Hill Investment Group, Inc.	94,729	18,708,977	0.71%
Encore Capital Group, Inc. (a) (d)	2,258,784	90,577,238	3.44%
Markel Corp. (a)	215,672	231,094,705	8.77%
Marlin Business Services Corp. (d)	1,010,273	26,267,098	0.99%
The Charles Schwab Corp.	4,029,065	172,846,889	6.56%
		702,402,311	26.65%
Health Care - 1.93%
Henry Schein, Inc. (a)	279,398	50,909,110	1.93%

Industrials - 11.51%
American Woodmark Corp. (a) (d)	1,209,780	118,739,907	4.51%
Ametek, Inc.	459,822	28,315,839	1.07%
Hexcel Corp.	2,592,037	132,634,533	5.03%
Mistras Group, Inc. (a)	1,171,870	23,613,181	0.90%
		303,303,460	11.51%
Information Technology - 6.29%
Alphabet, Inc., Class A (a)	68,984	65,224,372	2.48%
Alphabet, Inc., Class C (a)	108,017	100,509,818	3.81%
		165,734,190	6.29%
Total Common Stocks (Cost $978,656,029)		1,865,372,844	70.78%

REITS - 22.30%
Financials - 22.30%
American Tower Corp., Class A	2,145,080	292,438,756	11.10%
Brookfield Asset Management, Inc. (b)	4,543,328	176,690,026	6.70%
Gaming and Leisure Properties, Inc.	3,122,341	118,461,618	4.50%
		584,590,400	22.30%
Total REITS (Cost $325,202,131)		587,590,400	22.30%

SHORT-TERM INVESTMENTS - 7.01%
Money Market Funds - 7.01%
Fidelity Government Portfolio, Institutional Class, 0.87% (c)	132,213,000	132,213,000	5.01%
The Government & Agency Portfolio, Institutional Class, 0.93% (c)	52,621,090	52,621,090	2.00%
		184,834,090	7.01%
Total Short-Term Investments (Cost $184,834,090)		184,834,090	7.01%

Total Investments (Cost $1,488,692,250) - 100.09%		2,637,797,334	100.09%
Liabilities in Excess of Other Assets - (0.09)%		(2,265,535)	(0.09)%
TOTAL NET ASSETS - 100.00%		$2,635,531,799	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S.traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2017.
(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the nine-month period ended July 31, 2017. Details of transactions with these affiliated companies for the nine-month period ended July 31, 2017, are as follows:

Issuer	American Woodmark Corp.	Encore Capital Group, Inc.	Marlin Business Services Corp.
Beginning Cost	$51,892,778	$73,525,403	$15,865,289
Purchase Cost	$-	$-	$-
Sales Cost	$-	$-	$-
Ending Cost	$51,892,778	$73,525,403	$15,865,289
Dividend Income	$-	$-	$424,315
Realized Gain/Loss	$-	$-	$-
Shares	1,209,780	2,258,784	1,010,273
Market Value	$118,739,907	$90,577,238	$26,267,098

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$1,488,692,250
Gross unrealized appreciation	1,173,924,298
Gross unrealized depreciation	(24,819,214)
Net unrealized appreciation	$1,149,105,084

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$592,974,874	$–	$–	$592,974,874
Energy	50,048,899	–	–	50,048,899
Financials	702,402,311	–	–	702,402,311
Health Care1	50,909,110	–	–	50,909,110
Industrials	303,303,460	–	–	303,303,460
Information Technology	165,734,190	–	–	165,734,190
Total Common Stocks	$1,865,372,844	$–	$–	$1,865,372,844

REITS
Financials	$587,590,400	$–	$–	$587,590,400
Total REITS	$587,590,400	$–	$–	$587,590,400

Short-Term Investments
Money Market Funds	$184,834,090	$–	$–	$184,834,090
Total Short-Term Investments	$184,834,090	$–	$–	$184,834,090

Total Investments	$2,637,797,334	$–	$–	$2,637,797,334

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Cornerstone Mid Cap 30 Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 97.17%
Consumer Discretionary - 18.89%
Aramark	782,400	$31,186,464	3.15%
Brinker International, Inc.	591,600	20,984,052	2.12%
Foot Locker, Inc.	436,200	20,584,278	2.08%
PVH Corp.	272,300	32,482,667	3.28%
The Cheesecake Factory, Inc.	547,600	26,054,808	2.63%
Thor Industries, Inc.	367,300	38,695,055	3.91%
Urban Outfitters, Inc. (a)	870,800	17,058,972	1.72%
		187,046,296	18.89%
Financials - 4.17%
Unum Group	822,800	41,246,964	4.17%

Health Care - 4.59%
WellCare Health Plans, Inc. (a)	256,600	45,415,634	4.59%

Industrials - 23.67%
Crane Co.	428,300	32,336,650	3.27%
EMCOR Group, Inc.	481,800	32,521,500	3.28%
Kennametal, Inc.	1,028,900	37,966,410	3.83%
Navistar International Corp. (a)	1,306,168	40,190,789	4.06%
The Brink’s Co.	736,465	57,554,740	5.81%
UniFirst Corp.	237,831	33,831,460	3.42%
		234,401,549	23.67%
Information Technology - 28.98%
CACI International, Inc., Class A (a)	297,669	37,238,392	3.76%
CDW Corp.	648,600	41,140,698	4.15%
NCR Corp. (a)	831,000	31,453,350	3.18%
ON Semiconductor Corp. (a)	2,496,000	37,315,200	3.77%
Sanmina Corp. (a)	1,053,463	37,766,648	3.81%
Science Applications International Corp.	422,700	29,762,307	3.01%
SYNNEX Corp.	284,100	33,785,172	3.41%
TTM Technologies, Inc. (a)	2,215,100	38,498,438	3.89%
		286,960,205	28.98%
Materials - 13.91%
Berry Plastics Group, Inc. (a)	665,800	37,338,064	3.77%
Cabot Corp.	558,689	30,353,573	3.07%
Packaging Corporation of America	353,100	38,657,388	3.90%
Worthington Industries, Inc.	619,700	31,400,199	3.17%
		137,749,224	13.91%
Utilities - 2.96%
MDU Resources Group, Inc.	1,111,300	29,282,755	2.96%
Total Common Stocks (Cost $848,108,891)		962,102,627	97.17%

SHORT-TERM INVESTMENTS - 3.04%
Money Market Funds - 3.04%
Fidelity Government Portfolio, Institutional Class, 0.87% (b)	30,132,044	30,132,044	3.04%
Total Short-Term Investments (Cost $30,132,044)		30,132,044	3.04%

Total Investments (Cost $878,240,935) - 100.21%		992,234,671	100.21%
Liabilities in Excess of Other Assets - (0.21)%		(2,048,493)	(0.21)%
TOTAL NET ASSETS - 100.00%		$990,186,178	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$878,240,935
Gross unrealized appreciation	156,168,664
Gross unrealized depreciation	(42,174,928)
Net unrealized appreciation	$113,993,736

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$187,046,296	$–	$–	$187,046,296
Financials	41,246,964	–	–	41,246,964
Health Care	45,415,634	–	–	45,415,634
Industrials	234,401,549	–	–	234,401,549
Information Technology	286,960,205	–	–	286,960,205
Materials	137,749,224	–	–	137,749,224
Utilities	29,282,755	–	–	29,282,755
Total Common Stocks	$962,102,627	$–	$–	$962,102,627

Short-Term Investments
Money Market Funds	$30,132,044	$–	$–	$30,132,044
Total Short-Term Investments	$30,132,044	$–	$–	$30,132,044

Total Investments	$992,234,671	$–	$–	$992,234,671

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Cornerstone Large Growth Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 95.73%
Consumer Discretionary - 34.04%
AutoZone, Inc. (a)	2,700	$1,457,514	1.38%
Best Buy Co., Inc.	45,100	2,631,134	2.49%
CBS Corp., Class B	31,100	2,047,313	1.94%
Coach, Inc.	52,800	2,488,992	2.36%
Darden Restaurants, Inc.	26,900	2,256,372	2.14%
Dollar General Corp.	26,400	1,984,224	1.88%
Foot Locker, Inc.	28,400	1,340,196	1.27%
Harley-Davidson, Inc.	34,800	1,693,716	1.61%
L Brands, Inc.	33,700	1,563,343	1.48%
Lear Corp.	14,200	2,104,298	1.99%
Nordstrom, Inc.	44,400	2,156,508	2.04%
Omnicom Group, Inc.	23,300	1,834,642	1.74%
Target Corp.	30,500	1,728,435	1.64%
The Gap, Inc.	84,900	2,023,167	1.92%
The Interpublic Group of Companies, Inc.	85,800	1,854,138	1.76%
The Walt Disney Co.	18,100	1,989,733	1.89%
VF Corp.	40,300	2,506,257	2.38%
Yum! Brands, Inc.	29,700	2,241,756	2.13%
		35,901,738	34.04%
Consumer Staples - 1.40%
The Kroger Co.	60,200	1,476,104	1.40%

Financials - 4.54%
Ameriprise Financial, Inc.	16,300	2,361,544	2.24%
T. Rowe Price Group, Inc.	29,300	2,423,696	2.30%
		4,785,240	4.54%
Health Care - 16.39%
AbbVie, Inc.	32,700	2,286,057	2.17%
AmerisourceBergen Corp.	21,700	2,035,894	1.93%
Biogen, Inc. (a)	7,400	2,142,966	2.03%
Cardinal Health, Inc.	25,400	1,962,404	1.86%
Gilead Sciences, Inc.	29,600	2,252,264	2.14%
HCA Holdings, Inc. (a)	23,800	1,912,092	1.81%
McKesson Corp.	14,000	2,266,180	2.15%
Varian Medical Systems, Inc. (a)	25,000	2,428,000	2.30%
		17,285,857	16.39%
Industrials - 23.60%
Alaska Air Group, Inc.	20,400	1,738,692	1.65%
American Airlines Group, Inc.	43,900	2,214,316	2.10%
Cummins, Inc.	13,600	2,283,440	2.16%
Deere & Co.	18,200	2,334,696	2.21%
Delta Air Lines, Inc.	41,100	2,028,696	1.92%
J.B. Hunt Transport Services, Inc.	20,100	1,823,271	1.73%
Lockheed Martin Corp.	7,700	2,249,401	2.13%
Rockwell Collins, Inc.	21,900	2,333,007	2.21%
Southwest Airlines Co.	37,400	2,076,074	1.97%
Union Pacific Corp.	18,400	1,894,464	1.80%
United Continental Holdings, Inc. (a)	27,600	1,867,968	1.77%
United Parcel Service, Inc., Class B	18,600	2,051,394	1.95%
		24,895,419	23.60%
Information Technology - 11.96%
Apple, Inc.	14,950	2,223,514	2.11%
HP, Inc.	127,600	2,437,160	2.31%
International Business Machines Corp.	11,200	1,620,304	1.53%
KLA-Tencor Corp.	22,800	2,111,964	2.00%
Skyworks Solutions, Inc.	21,600	2,265,192	2.15%
The Western Union Co.	99,400	1,963,150	1.86%
		12,621,284	11.96%

Materials - 1.93%
Air Products and Chemicals, Inc.	14,300	2,032,745	1.93%

Telecommunication Services - 1.87%
Verizon Communications, Inc.	40,900	1,979,560	1.87%
Total Common Stocks (Cost $90,305,150)		100,977,947	95.73%

SHORT-TERM INVESTMENTS - 4.41%
Money Market Funds - 4.41%
Fidelity Government Portfolio, Institutional Class, 0.87% (b)	4,650,642	4,650,642	4.41%
Total Short-Term Investments (Cost $4,650,642)		4,650,642	4.41%

Total Investments (Cost $94,955,792) - 100.14%		105,628,589	100.14%
Liabilities in Excess of Other Assets - (0.14)%		(152,260)	(0.14)%
TOTAL NET ASSETS - 100.00%		$105,476,329	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$94,955,792
Gross unrealized appreciation	15,394,048
Gross unrealized depreciation	(4,721,251)
Net unrealized appreciation	$10,672,797

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$35,901,738	$–	$–	$35,901,738
Consumer Staples	1,476,104	–	–	1,476,104
Financials	4,785,240	–	–	4,785,240
Health Care	17,285,857	–	–	17,285,857
Industrials	24,895,419	–	–	24,895,419
Information Technology	12,621,284	–	–	12,621,284
Materials	2,032,745	–	–	2,032,745
Telecommunication Services	1,979,560	–	–	1,979,560
Total Common Stocks	$100,977,947	$–	$–	$100,977,947

Short-Term Investments
Money Market Funds	$4,650,642	$–	$–	$4,650,642
Total Short-Term Investments	$4,650,642	$–	$–	$4,650,642

Total Investments	$105,628,589	$–	$–	$105,628,589

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Cornerstone Value Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Number of Shares	Value	% of Net Assets
COMMON STOCKS - 96.13%
Consumer Discretionary - 11.33%
Ford Motor Co.	418,045	$4,690,465	1.66%
General Motors Co.	141,300	5,083,974	1.79%
Las Vegas Sands Corp.	99,900	6,154,839	2.17%
Target Corp.	78,400	4,442,928	1.57%
Thomson Reuters Corp. (a)	122,100	5,603,169	1.98%
VF Corp.	98,200	6,107,058	2.16%
		32,082,433	11.33%
Consumer Staples - 7.29%
Altria Group, Inc.	70,000	4,547,900	1.61%
General Mills, Inc.	84,900	4,725,534	1.67%
Philip Morris International, Inc.	48,400	5,648,764	1.99%
The Coca-Cola Co.	124,800	5,720,832	2.02%
		20,643,030	7.29%
Energy - 18.97%
BP PLC - ADR (a)	155,600	5,467,784	1.93%
Chevron Corp.	47,375	5,172,876	1.83%
Exxon Mobil Corp.	64,310	5,147,372	1.82%
Occidental Petroleum Corp.	80,360	4,976,695	1.76%
Phillips 66	66,800	5,594,500	1.98%
Royal Dutch Shell PLC, Class A - ADR (a)	100,800	5,698,224	2.01%
Statoil ASA - ADR (a)	299,400	5,616,744	1.98%
Suncor Energy, Inc. (a)	165,500	5,398,610	1.91%
Total S.A. - ADR (a)	103,700	5,254,479	1.85%
Valero Energy Corp.	78,115	5,387,592	1.90%
		53,714,876	18.97%
Financials - 13.64%
Bank of Montreal (a)	68,200	5,174,334	1.83%
Bank of Nova Scotia (a)	85,000	5,296,350	1.87%
HSBC Holdings PLC - ADR (a)	128,200	6,421,538	2.27%
Manulife Financial Corp. (a)	286,400	5,905,568	2.09%
MetLife, Inc.	99,300	5,461,500	1.93%
Royal Bank of Canada (a)	70,700	5,271,392	1.86%
Toronto-Dominion Bank (a)	98,600	5,081,844	1.79%
		38,612,526	13.64%
Health Care - 9.22%
AbbVie, Inc.	84,000	5,872,440	2.08%
AstraZeneca PLC - ADR (a)	177,600	5,359,968	1.89%
GlaxoSmithKline PLC - ADR (a)	125,400	5,081,208	1.80%
Pfizer, Inc.	152,100	5,043,636	1.78%
Teva Pharmaceutical Industries Ltd. - ADR (a)	147,300	4,738,641	1.67%
		26,095,893	9.22%
Industrials - 11.99%
Caterpillar, Inc.	54,600	6,221,670	2.20%
Eaton Corp. PLC (a)	72,000	5,634,000	1.99%
Emerson Electric Co.	86,200	5,138,382	1.81%
General Electric Co.	172,634	4,421,157	1.56%
The Boeing Co.	29,400	7,128,324	2.52%
United Parcel Service, Inc., Class B	49,100	5,415,239	1.91%
		33,958,772	11.99%
Information Technology - 6.86%
Cisco Systems, Inc.	151,910	4,777,569	1.69%
HP, Inc.	295,300	5,640,230	1.99%
International Business Machines Corp.	28,700	4,152,029	1.47%
QUALCOMM, Inc.	91,100	4,845,609	1.71%
		19,415,437	6.86%

Materials - 5.81%
International Paper Co.	99,100	5,448,518	1.92%
LyondellBasell Industries NV (a)	56,400	5,081,076	1.80%
Rio Tinto PLC - ADR (a)	125,000	5,922,500	2.09%
		16,452,094	5.81%
Telecommunication Services - 11.02%
AT&T, Inc.	123,060	4,799,340	1.70%
BCE, Inc. (a)	117,400	5,509,582	1.95%
CenturyLink, Inc.	212,100	4,935,567	1.74%
China Mobile Ltd. - ADR (a)	92,800	4,958,304	1.75%
Verizon Communications, Inc.	103,000	4,985,200	1.76%
Vodafone Group PLC - ADR (a)	202,600	6,013,168	2.12%
		31,201,161	11.02%
Total Common Stocks (Cost $242,709,481)		272,176,222	96.13%

SHORT-TERM INVESTMENTS - 3.88%
Money Market Funds - 3.88%
Fidelity Government Portfolio, Institutional Class, 0.87% (b)	10,996,864	10,996,864	3.88%
Total Short-Term Investments (Cost $10,996,864)		10,996,864	3.88%

Total Investments (Cost $253,706,345) - 100.01%		283,173,086	100.01%
Liabilities in Excess of Other Assets - (0.01)%		(25,540)	(0.01)%
TOTAL NET ASSETS - 100.00%		$283,147,546	100.00%

Percentages are stated as a percent of net assets.

(a)	U.S. traded security of a foreign corporation.
(b)	The rate listed is the fund’s 7-day yield as of July 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$253,706,345
Gross unrealized appreciation	34,547,876
Gross unrealized depreciation	(5,081,135)
Net unrealized appreciation	$29,466,741

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets.  Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$32,082,433	$–	$–	$32,082,433
Consumer Staples	20,643,030	–	–	20,643,030
Energy	53,714,876	–	–	53,714,876
Financials	38,612,526	–	–	38,612,526
Health Care	26,095,893	–	–	26,095,893
Industrials	33,958,772	–	–	33,958,772
Information Technology	19,415,437	–	–	19,415,437
Materials	16,452,094	–	–	16,452,094
Telecommunication Services	31,201,161	–	–	31,201,161
Total Common Stocks	$272,176,222	$–	$–	$272,176,222

Short-Term Investments
Money Market Funds	$10,996,864	$–	$–	$10,996,864
Total Short-Term Investments	$10,996,864	$–	$–	$10,996,864

Total Investments	$283,173,086	$–	$–	$283,173,086

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Total Return Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 70.01%
Consumer Discretionary - 5.60%
McDonald’s Corp.	29,600	$4,592,144	5.60%

Consumer Staples - 9.86%
The Coca-Cola Co.	117,900	5,404,536	6.58%
The Procter & Gamble Co.	29,600	2,688,272	3.28%
		8,092,808	9.86%
Energy - 12.79%
Chevron Corp.	49,800	5,437,662	6.63%
Exxon Mobil Corp.	63,200	5,058,528	6.16%
		10,496,190	12.79%
Health Care - 6.62%
Pfizer, Inc.	163,900	5,434,924	6.62%

Industrials - 15.47%
Caterpillar, Inc.	52,100	5,936,795	7.23%
General Electric Co.	78,600	2,012,946	2.45%
The Boeing Co.	19,600	4,752,216	5.79%
		12,701,957	15.47%
Information Technology - 13.27%
Cisco Systems, Inc.	175,900	5,532,055	6.74%
Intel Corp.	15,400	546,238	0.66%
International Business Machines Corp.	33,300	4,817,511	5.87%
		10,895,804	13.27%
Telecommunication Services - 6.40%
Verizon Communications, Inc.	108,500	5,251,400	6.40%
Total Common Stocks (Cost $49,516,678)		57,465,227	70.01%

SHORT-TERM INVESTMENTS - 69.45%
Money Market Funds - 3.76%
Fidelity Government Portfolio, Institutional Class, 0.87% (a)	3,089,415	3,089,415	3.76%

U.S. Treasury Bills (c) - 65.69%
0.955%, 08/17/2017 (b)	18,000,000	17,993,120	21.92%
1.010%, 09/21/2017 (b)	18,000,000	17,975,903	21.90%
1.050%, 10/19/2017 (b)	18,000,000	17,957,034	21.87%
		53,926,057	65.69%
Total Short-Term Investments (Cost $57,015,778)		57,015,472	69.45%

Total Investments (Cost $106,532,456) - 139.46%		114,480,699	139.46%
Liabilities in Excess of Other Assets - (39.46)%		(32,389,541)	(39.46)%
TOTAL NET ASSETS - 100.00%		$82,091,158	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2017.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$106,532,456
Gross unrealized appreciation	8,862,189
Gross unrealized depreciation	(913,946)
Net unrealized appreciation	$7,948,243

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,592,144	$–	$–	$4,592,144
Consumer Staples	8,092,808	–	–	8,092,808
Energy	10,496,190	–	–	10,496,190
Health Care	5,434,924	–	–	5,434,924
Industrials	12,701,957	–	–	12,701,957
Information Technology	10,895,804	–	–	10,895,804
Telecommunication Services	5,251,400	–	–	5,251,400
Total Common Stocks	$57,465,227	$–	$–	$57,465,227

Short-Term Investments
Money Market Funds	$3,089,415	$–	$–	$3,089,415
US Treasury Bill	–	53,926,057	–	53,926,057
Total Short-Term Investments	$3,089,415	$53,926,057	$–	$57,015,472

Total Investments	$60,554,642	$53,926,057	$–	$114,480,699

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Schedule of Reverse Repurchase Agreements

Face Value	Counterparty	Rate	Principal Trade Date	Maturity Date	Maturity Amount
$10,794,000	Jefferies LLC	1.15%	5/19/2017	8/17/2017	$10,825,033
10,794,000	Jefferies LLC	1.25%	6/23/2017	9/21/2017	10,827,731
10,794,000	Jefferies LLC	1.25%	7/21/2017	10/19/2017	10,827,731
$32,382,000					$32,480,495

As of July 31, 2017, the fair value of securities held as collateral for reverse repurchase agreements was $53,926,057 as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy.  The face value of the reverse repurchase agreements at July 31, 2017, was $32,382,000.  Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  The face value plus interest due at maturity is equal to $32,480,495.

Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of Shares/		% of
	Par Amount	Value	Net Assets
COMMON STOCKS - 60.84%
Consumer Discretionary - 12.83%
CarMax, Inc. (a)	108,339	$7,177,459	2.63%
Carnival Corp. (b)	131,180	8,760,200	3.21%
Dollar Tree, Inc. (a)	89,660	6,462,693	2.37%
Lowe’s Companies, Inc.	50,326	3,895,232	1.43%
NIKE, Inc., Class B	87,010	5,137,941	1.88%
O’Reilly Automotive, Inc. (a)	17,540	3,583,422	1.31%
		35,016,947	12.83%
Consumer Staples - 3.49%
Altria Group, Inc.	94,167	6,118,030	2.24%
The Coca-Cola Co.	74,591	3,419,252	1.25%
		9,537,282	3.49%
Energy - 1.40%
Chevron Corp.	34,911	3,811,932	1.40%

Financials - 15.03%
Alleghany Corp. (a)	9,850	6,041,399	2.21%
Bank of America Corp.	111,309	2,684,773	0.98%
Berkshire Hathaway, Inc., Class B (a)	68,549	11,994,019	4.39%
BlackRock, Inc.	15,448	6,589,035	2.42%
The Progressive Corp.	161,830	7,627,048	2.80%
Wells Fargo & Co.	112,863	6,087,830	2.23%
		41,024,104	15.03%
Health Care - 5.75%
Alexion Pharmaceuticals, Inc. (a)	42,530	5,841,070	2.14%
Bristol-Myers Squibb Co.	66,113	3,761,830	1.38%
Eli Lilly & Co.	73,840	6,103,614	2.23%
		15,706,514	5.75%
Industrials - 9.69%
Deere & Co.	48,730	6,251,085	2.29%
FedEx Corp.	18,008	3,746,204	1.37%
General Dynamics Corp.	37,460	7,354,522	2.70%
Norfolk Southern Corp.	50,180	5,649,264	2.07%
Southwest Airlines Co.	62,070	3,445,506	1.26%
		26,446,581	9.69%
Information Technology - 9.39%
Alphabet, Inc., Class C (a)	6,560	6,104,080	2.24%
Apple, Inc.	56,990	8,476,123	3.10%
Cisco Systems, Inc.	128,956	4,055,666	1.49%
Visa, Inc., Class A	70,286	6,997,674	2.56%
		25,633,543	9.39%
Materials - 2.25%
NewMarket Corp.	13,340	6,137,867	2.25%

Telecommunication Services - 1.01%
Verizon Communications, Inc.	57,218	2,769,351	1.01%
Total Common Stocks (Cost $135,633,520)		166,084,121	60.84%

PREFERRED STOCKS - 1.92%
Consumer Staples - 0.08%
CHS, Inc., Series 4, 7.500%, 01/21/2025	7,380	217,267	0.08%

Financials - 1.74%
Aegon N.V., 6.375%, 08/30/2017 (b)	4,050	105,867	0.04%
Banc of California, Inc., Series E, 7.000%, 03/15/2021	4,065	108,048	0.04%
Bank of America Corp.
Series EE, 6.000%, 04/25/2021	3,710	97,944	0.04%
Series CC, 6.200%, 01/29/2021	2,440	65,343	0.02%
BB&T Corp.
Series F, 5.200%, 11/01/2017	4,800	120,096	0.04%
5.625%, 06/01/2021	4,575	121,924	0.04%
Capital One Financial Corp.
Series H, 6.000%, 12/01/2021	4,675	124,355	0.05%
Series F, 6.200%, 12/01/2020	4,610	122,626	0.04%

Citigroup, Inc.
Series C, 5.800%, 04/22/2018	3,935	101,444	0.04%
Series S, 6.300%, 02/12/2021	3,855	103,160	0.04%
Fannie Mae Preferred, Series S, 8.250%, 12/31/2020 (a)	10,600	72,080	0.03%
Fifth Third Bancorp, Series I, 6.625%, 12/31/2023	1,300	39,546	0.01%
First Republic Bank
Series G, 5.500%, 03/30/2021	3,610	94,582	0.03%
Series F, 5.700%, 06/30/2020	3,465	92,342	0.03%
Huntington Bancshares, Inc., Series D, 6.250%, 04/15/2021	6,290	176,560	0.06%
IBERIABANK Corp., Series B, 6.625%, 08/01/2025	1,920	54,125	0.02%
ING Groep N.V., 6.125%, 10/15/2017 (b)	2,055	53,718	0.02%
JPMorgan Chase & Co., Series BB, 6.150%, 09/01/2020	9,030	243,991	0.09%
Legg Mason, Inc.
5.450%, 09/15/2021	2,295	57,168	0.02%
6.375%, 03/15/2021	2,051	55,500	0.02%
Morgan Stanley, Series I, 6.375%, 10/15/2024	7,585	218,524	0.08%
National General Holdings Corp., Series C, 7.500%, 07/15/2021	5,135	133,561	0.05%
Northern Trust Corp., Series C, 5.850%, 10/01/2019	9,220	249,770	0.09%
PNC Financial Services Group, Inc., Series Q, 5.375%, 12/01/2017	9,785	251,964	0.09%
Regions Financial Corp.
Series A, 6.375%, 12/15/2017	4,590	118,284	0.04%
Series B, 6.375%, 09/15/2024	4,355	128,864	0.05%
State Street Corp.
Series D, 5.900%, 03/15/2024	4,465	127,476	0.05%
Series E, 6.000%, 12/15/2019	4,585	122,786	0.05%
SunTrust Banks, Inc., Series E, 5.875%, 03/15/2018	9,300	239,010	0.09%
The Allstate Corp., Series E, 6.625%, 04/15/2019	8,935	242,496	0.09%
The Charles Schwab Corp.
Series D, 5.950%, 06/01/2021	4,625	127,881	0.05%
Series C, 6.000%, 12/01/2020	4,575	126,499	0.05%
The Goldman Sachs Group, Inc.
Series N, 6.300%, 05/10/2021	2,755	74,908	0.03%
Series K, 6.375%, 05/10/2024	2,715	80,527	0.03%
U.S. Bancorp, Series F, 6.500%, 01/15/2022 (d)	3,240	96,682	0.04%
Validus Holdings Ltd., Series A, 5.875%, 06/15/2021 (b)	5,700	146,376	0.05%
Wells Fargo & Co.
Series V, 6.000%, 12/15/2020	4,610	122,626	0.04%
Series X, 5.500%, 09/15/2021	5,045	129,354	0.05%
		4,748,007	1.74%
Utilities - 0.10%
DTE Energy Co., Series F, 6.000%, 12/15/2021	4,115	113,451	0.04%
NextEra Energy Capital Holdings, Inc., Series G, 5.700%, 08/28/2017	2,085	53,167	0.02%
The Southern Co., 6.250%, 10/15/2020	4,025	109,400	0.04%
		276,018	0.10%
Total Preferred Stocks (Cost $5,213,363)		5,241,292	1.92%

REITS - 0.37%
Financials - 0.37%
Apollo Commercial Real Estate Finance, Inc.	8,125	146,494	0.05%
Chimera Investment Corp.	7,950	149,619	0.05%
Chimera Investment Corp.
Series A, 8.000%, 10/30/2021	4,925	126,326	0.05%
Series B, 8.000%, 03/30/2024	2,665	69,157	0.03%
Monmouth Real Estate Investment Corp., Series C, 6.125%, 09/15/2021	2,175	55,158	0.02%
Public Storage, Series B, 5.400%, 01/20/2021	3,275	85,936	0.03%
Starwood Property Trust, Inc.	6,775	149,321	0.05%
Two Harbors Investment Corp.	15,150	149,833	0.06%
Two Harbors Investment Corp., Series B, 7.625%, 07/27/2027 (a)	3,125	79,187	0.03%
		1,011,031	0.37%
Total REITS (Cost $952,947)		1,011,031	0.37%

CORPORATE BONDS - 25.54%
Consumer Staples - 1.24%
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/2019	150,000	162,984	0.06%
CVS Health Corp.
1.900%, 07/20/2018	1,300,000	1,304,693	0.48%
2.250%, 12/05/2018	500,000	503,555	0.18%
4.125%, 05/15/2021	1,000,000	1,062,217	0.39%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	361,145	0.13%
		3,394,594	1.24%

Energy - 1.69%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,022,354	0.38%
Encana Corp., 3.900%, 11/15/2021 (b)	1,600,000	1,644,517	0.60%
Husky Energy, Inc., 4.000%, 04/15/2024 (b)	750,000	766,271	0.28%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	1,200,000	1,172,311	0.43%
		4,605,453	1.69%
Financials - 13.89%
American Express Co., 6.150%, 08/28/2017	1,550,000	1,554,980	0.57%
American International Group, Inc.
4.125%, 02/15/2024	1,000,000	1,064,584	0.39%
4.875%, 06/01/2022	1,000,000	1,106,356	0.41%
Associates Corporation of North America, 6.950%, 11/01/2018	300,000	318,623	0.12%
BB&T Corp., 2.300%, 10/15/2018	1,000,000	1,007,708	0.37%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	752,977	0.28%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,627,131	0.60%
Capital One NA, 2.250%, 09/13/2021	500,000	494,975	0.18%
Comerica, Inc., 2.125%, 05/23/2019	500,000	500,536	0.18%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 06/15/2023 (e)	1,220,000	1,346,343	0.49%
Discover Financial Services, 5.200%, 04/27/2022	900,000	986,386	0.36%
Fifth Third Bancorp, 2.375%, 04/25/2019	1,775,000	1,794,557	0.66%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	658,847	0.24%
Ford Motor Co., 7.450%, 07/16/2031	1,000,000	1,280,513	0.47%
General Electric Capital Corp., 6.000%, 08/07/2019	610,000	662,201	0.24%
JPMorgan Chase & Co., 2.700%, 05/18/2023	1,000,000	997,978	0.37%
KeyCorp
2.300%, 12/13/2018	2,600,000	2,618,379	0.96%
5.100%, 03/24/2021	950,000	1,043,586	0.38%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	856,868	0.31%
Merrill Lynch & Company, Inc., 6.875%, 04/25/2018	955,000	990,250	0.36%
MetLife, Inc., Series A, 6.817%, 08/15/2018	100,000	105,366	0.04%
Morgan Stanley
5.500%, 07/28/2021	2,333,000	2,598,967	0.95%
6.625%, 04/01/2018	750,000	773,999	0.28%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	738,500	0.27%
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	1,515,904	0.56%
5.625%, 04/01/2024	700,000	801,624	0.29%
Royal Bank of Canada, 2.200%, 07/27/2018 (b)	1,000,000	1,006,197	0.37%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,239,991	0.46%
The Bear Stearns Companies, Inc., 6.400%, 10/02/2017	850,000	856,830	0.31%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,190,265	0.43%
6.000%, 06/15/2020	1,500,000	1,657,687	0.61%
The Toronto-Dominion Bank, 2.125%, 07/02/2019 (b)	1,500,000	1,513,095	0.55%
Wells Fargo & Co., 5.625%, 12/11/2017	1,000,000	1,015,247	0.37%
Westpac Banking Corp., 4.875%, 11/19/2019 (b)	450,000	479,549	0.18%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	767,572	0.28%
		37,924,571	13.89%
Health Care - 2.93%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	699,212	0.26%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,044,540	0.38%
3.625%, 05/22/2024	1,500,000	1,579,281	0.58%
Celgene Corp.
2.300%, 08/15/2018	1,000,000	1,006,819	0.37%
3.625%, 05/15/2024	1,600,000	1,674,565	0.61%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	717,455	0.26%
Zoetis, Inc., 3.250%, 02/01/2023	1,250,000	1,291,658	0.47%
		8,013,530	2.93%
Information Technology - 0.97%
Apple, Inc., 4.500%, 02/23/2036	250,000	282,710	0.10%
Corning, Inc.
1.500%, 05/08/2018	390,000	389,974	0.14%
6.625%, 05/15/2019	695,000	750,734	0.28%
6.850%, 03/01/2029	275,000	350,944	0.13%
Juniper Networks, Inc., 4.600%, 03/15/2021	600,000	644,177	0.23%
Oracle Corp., 2.650%, 07/15/2026	250,000	243,846	0.09%
		2,662,385	0.97%
Manufacturing - 0.51%
Teva Pharmaceutical Financial Co. BV, 2.950%, 12/18/2022 (b)	1,380,000	1,383,087	0.51%

Materials - 2.29%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,043,500	0.38%
Goldcorp, Inc. (b)
2.125%, 03/15/2018	1,250,000	1,253,445	0.46%
3.625%, 06/09/2021	750,000	779,157	0.29%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	1,040,331	0.38%
Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025 (b)	1,000,000	1,061,382	0.39%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,063,500	0.39%
		6,241,315	2.29%
Telecommunication Services - 2.02%
AT&T, Inc.
3.000%, 02/15/2022	1,000,000	1,013,203	0.37%
5.350%, 09/01/2040	200,000	210,972	0.08%
5.800%, 02/15/2019	800,000	848,506	0.31%
Deutsche Telekom AG, 6.000%, 07/08/2019 (b)	1,160,000	1,249,840	0.46%
Verizon Communications, Inc., 2.450%, 11/01/2022	1,200,000	1,180,287	0.43%
Vodafone Group PLC, 1.500%, 02/19/2018 (b)	1,000,000	999,313	0.37%
		5,502,121	2.02%
Total Corporate Bonds (Cost $68,147,593)		69,727,056	25.54%

MORTGAGE BACKED SECURITIES - 5.65%
Federal Home Loan Mortgage Corp.
1.000%, 10/27/2023	1,200,000	1,196,489	0.44%
1.500%, 10/15/2042	128,463	126,587	0.05%
2.000%, 10/15/2043	122,622	121,223	0.04%
2.500%, 08/15/2040	403,874	406,921	0.15%
2.750%, 01/15/2041	98,720	99,546	0.04%
3.000%, 09/15/2039	374,631	382,844	0.14%
3.000%, 05/01/2042	1,045,220	1,052,998	0.39%
3.000%, 09/01/2042	2,033,755	2,049,083	0.75%
3.000%, 05/15/2043	381,707	391,542	0.14%
5.000%, 05/01/2020	36,275	37,491	0.01%
5.500%, 04/01/2037	92,141	103,732	0.04%
Federal National Mortgage Association
1.250%, 06/25/2043	208,243	193,365	0.07%
1.500%, 08/10/2021	1,000,000	984,105	0.36%
1.500%, 03/30/2026	1,200,000	1,195,819	0.44%
1.500%, 04/18/2028	1,000,000	990,796	0.36%
2.000%, 11/25/2040	185,755	184,345	0.07%
2.000%, 11/25/2041	146,568	144,764	0.05%
2.250%, 03/25/2039	147,728	148,449	0.05%
3.000%, 10/01/2043	2,985,401	3,006,680	1.10%
3.500%, 01/01/2042	585,449	605,664	0.22%
4.000%, 10/01/2041	784,440	829,269	0.30%
4.000%, 12/01/2041	629,974	665,730	0.24%
4.500%, 08/01/2020	36,997	38,010	0.02%
6.000%, 10/01/2037	133,336	151,626	0.06%
Government National Mortgage Association, 1.750%, 02/16/2043	324,634	319,321	0.12%
Total Mortgage Backed Securities (Cost $15,387,540)		15,426,399	5.65%

U.S. TREASURY OBLIGATIONS - 2.57%
U.S. Treasury Bonds - 0.69%
U.S. Treasury Bonds, 3.625%, 02/15/2044	1,650,000	1,882,772	0.69%

U.S. Treasury Notes - 1.88%
U.S. Treasury Notes
1.375%, 01/15/2020	1,000,000	999,102	0.36%
1.625%, 02/15/2026	1,200,000	1,143,024	0.42%
1.875%, 01/31/2022	1,500,000	1,505,772	0.55%
2.250%, 02/15/2027	1,500,000	1,495,371	0.55%
		5,143,269	1.88%
Total U.S. Treasury Obligations (Cost $7,025,371)		7,026,041	2.57%

U.S. GOVERNMENT AGENCY ISSUES - 0.73%
Finance and Insurance - 0.73%
Federal Home Loan Banks
1.250%, 10/17/2031	1,250,000	1,214,179	0.45%
2.750%, 07/11/2031	800,000	766,947	0.28%
		1,981,126	0.73%
Total U.S. Government Agency Issues (Cost $2,006,037)		1,981,126	0.73%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 1.11%
Apollo Investment Corp.	24,425	156,076	0.06%
Ares Capital Corp.	9,500	155,705	0.06%
FS Investment Corp.	17,000	154,700	0.06%
Gladstone Capital Corp.	15,750	156,397	0.06%
Guggenheim Credit Allocation Fund	34,000	792,540	0.29%
Hercules Capital, Inc.	11,650	155,411	0.06%
Main Street Capital Corp.	3,975	154,031	0.05%
Monroe Capital Corp.	10,250	153,340	0.05%
New Mountain Finance Corp.	10,675	154,788	0.06%
SPDR Barclays Capital High Yield Bond	1,000	37,400	0.01%
SPDR Barclays Short Term High Yield	4,000	112,160	0.04%
TPG Specialty Lending, Inc.	7,525	156,219	0.06%
Triangle Capital Corp.	8,775	151,895	0.05%
Vanguard High-Yield Corporate Fund	89,820	538,023	0.20%
Total Investment Companies (Excluding Money Market Funds) (Cost $2,963,348)		3,028,685	1.11%

SHORT-TERM INVESTMENTS - 1.14%
Money Market Funds - 1.14%
Fidelity Government Portfolio, Institutional Class, 0.87% (c)	3,115,709	3,115,709	1.14%
Total Short-Term Investments (Cost $3,115,709)		3,115,709	1.14%

Total Investments (Cost $240,445,428) - 99.87%		272,641,460	99.87%
Other Assets in Excess of Liabilities - 0.13%		361,679	0.13%
TOTAL NET ASSETS - 100.00%		$273,003,139	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2017.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the nine-month period ended July 31, 2017, are as follows:

	Issuer	U.S. Bancorp
	Beginning Cost	$ 114,807
	Purchase Cost	$ 93,213
	Sales Cost	$ (114,807)
	Ending Cost	$ 93,213
	Dividend Income	$ 1,197
	Realized Loss	$ (3,207)
	Shares	3,240
	Market Value	$ 96,682
(e)	144A security.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$240,445,428
Gross unrealized appreciation	34,207,708
Gross unrealized depreciation	(2,011,676)
Net unrealized appreciation	$32,196,032

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$35,016,947	$–	$–	$35,016,947
Consumer Staples	9,537,282	–	–	9,537,282
Energy	3,811,932	–	–	3,811,932
Financials	41,024,104	–	–	41,024,104
Health Care	15,706,514	–	–	15,706,514
Industrials	26,446,581	–	–	26,446,581
Information Technology	25,633,543	–	–	25,633,543
Materials	6,137,867	–	–	6,137,867
Telecommunication Services	2,769,351	–	–	2,769,351
Total Common Stocks	$166,084,121	$–	$–	$166,084,121

Preferred Stocks
Consumer Staples	$217,267	$–	$–	$217,267
Financials	4,748,007	–	–	4,748,007
Utilities	276,018	–	–	276,018
Total Preferred Stocks	$5,241,292	$–	$–	$5,241,292

REITS
Financials	$1,011,031	$–	$–	$1,011,031
Total REITS	$1,011,031	$–	$–	$1,011,031

Corporate Bonds
Consumer Staples	$–	$3,394,594	$–	$3,394,594
Energy	–	4,605,453	–	4,605,453
Financials	–	37,924,571	–	37,924,571
Health Care	–	8,013,530	–	8,013,530
Information Technology	–	2,662,385	–	2,662,385
Manufacturing	–	1,383,087	–	1,383,087
Materials	–	6,241,315	–	6,241,315
Telecommunication Services	–	5,502,121	–	5,502,121
Total Corporate Bonds	$–	$69,727,056	$–	$69,727,056

Mortgage Backed Securities	$–	$15,426,399	$–	$15,426,399

U.S. Treasury Obligations
U.S. Treasury Bonds	$–	$1,882,772	$–	$1,882,772
U.S. Treasury Notes	–	5,143,269	–	5,143,269
Total U.S. Treasury Obligations	$–	$7,026,041	$–	$7,026,041

U.S. Government Agency Issues	$–	$1,981,126	$–	$1,981,126

Investment Companies (Excluding Money Market Funds)	$3,028,685	$–	$–	$3,028,685

Short-Term Investments
Money Market Funds	$3,115,709	$–	$–	$3,115,709
Total Short-Term Investments	$3,115,709	$–	$–	$3,115,709

Total Investments	$178,480,838	$94,160,622	$–	$272,641,460

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Balanced Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Number of Shares/ Par Amount	Value	% of Net Assets
COMMON STOCKS - 53.23%
Consumer Discretionary - 3.71%
McDonald’s Corp.	2,900	$449,906	3.71%

Consumer Staples - 5.85%
The Coca-Cola Co.	13,700	628,008	5.18%
The Procter & Gamble Co.	900	81,738	0.67%
		709,746	5.85%
Energy - 9.70%
Chevron Corp.	5,500	600,545	4.95%
Exxon Mobil Corp.	7,200	576,288	4.75%
		1,176,833	9.70%
Health Care - 4.80%
Pfizer, Inc.	17,550	581,958	4.80%

Industrials - 15.34%
Caterpillar, Inc.	5,900	672,305	5.54%
General Electric Co.	10,950	280,429	2.31%
The Boeing Co.	3,750	909,225	7.49%
		1,861,959	15.34%
Information Technology - 8.86%
Cisco Systems, Inc.	17,400	547,230	4.51%
International Business Machines Corp.	3,650	528,046	4.35%
		1,075,276	8.86%
Telecommunication Services - 4.97%
Verizon Communications, Inc.	12,450	602,580	4.97%
Total Common Stocks (Cost $5,340,858)		6,458,258	53.23%

SHORT-TERM INVESTMENTS - 47.31%
Money Market Funds - 2.33%
Fidelity Government Portfolio, Institutional Class, 0.87% (a)	283,167	283,167	2.33%

US TREASURY BILL - 44.98%
1.130%, 01/04/2018 (b)	1,000,000	995,380	8.20%
1.130%, 02/01/2018 (b)	2,000,000	1,988,740	16.39%
1.145%, 05/24/2018 (b)	1,000,000	990,534	8.16%
1.215%, 06/21/2018 (b)	1,000,000	989,492	8.15%
1.190%, 07/19/2018 (b)	500,000	494,170	4.07%
		5,458,316	44.98%
Total Short-Term Investments (Cost $5,744,786)		5,741,483	47.31%

Total Investments (Cost $11,085,644) - 100.54%		12,199,741	100.54%
Liabilities in Excess of Other Assets - (0.54)%		(65,110)	(0.54)%
TOTAL NET ASSETS - 100.00%		$12,134,631	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2017.
(b)	The rate listed is discount rate at issue.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$11,085,644
Gross unrealized appreciation	1,203,795
Gross unrealized depreciation	(89,698)
Net unrealized appreciation	$1,114,097

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$449,906	$–	$–	$449,906
Consumer Staples	709,746	–	–	709,746
Energy	1,176,833	–	–	1,176,833
Health Care	581,958	–	–	581,958
Industrials	1,861,959	–	–	1,861,959
Information Technology	1,075,276	–	–	1,075,276
Telecommunication Services	602,580	–	–	602,580
Total Common Stocks	$6,458,258	$–	$–	$6,458,258

Short-Term Investments
Money Market Funds	$283,167	$–	$–	$283,167
U.S. Treasury Bills	–	5,458,316	–	5,458,316
Total Short-Term Investments	$283,167	$5,458,316	$–	$5,741,483

Total Investments	$6,741,425	$5,458,316	$–	$12,199,741

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Gas Utility Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 98.11%
Energy - 20.90%
Cheniere Energy, Inc. (a)	1,568,417	$70,892,449	4.92%
Enbridge, Inc. (b)	1,735,765	71,964,817	5.00%
EQT Corp.	242,582	15,452,473	1.07%
Kinder Morgan, Inc.	3,523,101	71,976,954	5.00%
TransCanada Corp. (b)	1,383,853	70,742,565	4.91%
		301,029,258	20.90%
Financials - 0.56%
Berkshire Hathaway, Inc., Class A (a)	31	8,146,366	0.56%

Utilities - 76.65%
Algonquin Power & Utilities Corp. (b)	445,807	4,783,509	0.33%
ALLETE, Inc.	2,175	159,362	0.01%
Alliant Energy Corp.	147,508	5,978,499	0.41%
Ameren Corp.	177,740	9,971,214	0.69%
Atmos Energy Corp.	831,086	72,105,021	5.01%
Avangrid, Inc.	94,200	4,278,564	0.30%
Avista Corp.	98,572	5,185,873	0.36%
Black Hills Corp.	219,247	15,272,746	1.06%
Centerpoint Energy, Inc.	953,028	26,865,859	1.87%
Chesapeake Utilities Corp.	101,658	7,853,081	0.55%
CMS Energy Corp.	675,498	31,235,028	2.17%
Consolidated Edison, Inc.	421,236	34,903,615	2.42%
Corning Natural Gas Holding Corp.	22,799	455,988	0.03%
Delta Natural Gas Company, Inc.	57,954	1,763,540	0.12%
Dominion Resources, Inc.	923,196	71,252,267	4.95%
DTE Energy Co.	322,754	34,554,043	2.40%
Duke Energy Corp.	452,687	38,532,717	2.67%
Entergy Corp.	11,960	917,571	0.06%
Eversource Energy	264,375	16,071,356	1.12%
Exelon Corp.	392,631	15,053,473	1.04%
Fortis, Inc. (b)	552,776	20,154,213	1.40%
Gas Natural, Inc.	62,318	807,018	0.06%
MDU Resources Group, Inc.	657,407	17,322,675	1.20%
MGE Energy, Inc.	48,179	3,206,313	0.22%
National Fuel Gas Co.	449,724	26,628,158	1.85%
National Grid PLC - ADR (b)	1,146,345	71,658,008	4.97%
New Jersey Resources Corp.	493,334	20,794,028	1.44%
NiSource, Inc.	1,554,281	40,504,563	2.81%
Northwest Natural Gas Co.	235,303	14,847,619	1.03%
NorthWestern Corp.	81,398	4,703,990	0.33%
ONE Gas, Inc.	427,375	31,104,353	2.16%
PG&E Corp.	1,030,349	69,744,324	4.84%
PPL Corp.	494,819	18,966,412	1.32%
Public Service Enterprise Group, Inc.	685,390	30,821,988	2.14%
RGC Resources, Inc.	59,179	1,588,956	0.11%
SCANA Corp.	177,966	11,455,671	0.80%
Sempra Energy	629,640	71,155,616	4.94%
South Jersey Industries, Inc.	428,671	14,561,954	1.01%
Southwest Gas Holdings, Inc.	344,617	27,603,822	1.92%
Spire, Inc.	335,491	24,356,647	1.69%
The Southern Co.	995,000	47,690,350	3.31%
UGI Corp.	351,752	17,752,923	1.23%
Unitil Corp.	65,498	3,324,024	0.23%
Vectren Corp.	349,228	20,992,095	1.46%
WEC Energy Group, Inc.	727,840	45,832,085	3.18%
WGL Holdings, Inc.	318,542	27,305,420	1.90%
Xcel Energy, Inc.	465,399	22,018,027	1.53%
		1,104,094,578	76.65%
Total Common Stocks (Cost $867,970,446)		1,413,270,202	98.11%

PARTNERSHIPS - 1.28%
Energy - 1.28%
Plains GP Holdings L.P., Class A	673,755	18,420,462	1.28%
Total Other Securities (Cost $22,794,643)		18,420,462	1.28%

SHORT-TERM INVESTMENTS - 0.03%
Money Market Funds - 0.03%
Fidelity Government Portfolio, Institutional Class, 0.87% (c)	447,420	447,420	0.03%
Total Short-Term Investments (Cost $447,420)		447,420	0.03%

Total Investments (Cost $891,212,509) - 99.42%		1,432,138,084	99.42%
Other Assets in Excess of Liabilities - 0.58%		8,342,569	0.58%
TOTAL NET ASSETS - 100.00%		$1,440,480,653	100.00%

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$891,212,509
Gross unrealized appreciation	554,195,529
Gross unrealized depreciation	(13,269,954)
Net unrealized appreciation	$540,925,575

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$301,029,258	$–	$–	$301,029,258
Financials	8,146,366	–	–	8,146,366
Utilities	1,104,094,578	–	–	1,104,094,578
Total Common Stocks	$1,413,270,202	$–	$–	$1,413,270,202

Partnerships
Energy	$18,420,462	$–	$–	$18,420,462
Total Partnerships	$18,420,462	$–	$–	$18,420,462

Short-Term Investments
Money Market Funds	$447,420	$–	$–	$447,420
Total Short-Term Investments	$447,420	$–	$–	$447,420

Total Investments	$1,432,138,084	$–	$–	$1,432,138,084

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Small Cap Financial Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 96.47%
Financials - 95.65%
Astoria Financial Corp.	275,000	$5,549,500	2.61%
Banc of California, Inc.	85,000	1,746,750	0.82%
BankUnited, Inc.	40,000	1,376,800	0.65%
Banner Corp.	140,000	8,087,800	3.80%
Beneficial Bancorp, Inc.	230,000	3,588,000	1.68%
Brookline Bancorp, Inc.	615,000	9,132,750	4.29%
Capstar Financial Holdings, Inc. (a)	353,984	6,230,118	2.93%
Clifton Bancorp, Inc.	230,000	3,838,700	1.80%
ConnectOne Bancorp, Inc.	250,000	5,625,000	2.64%
Dime Community Bancshares, Inc.	280,000	5,824,000	2.73%
Eagle Bancorp, Inc. (a)	135,000	8,430,750	3.96%
F.N.B. Corp.	200,000	2,740,000	1.29%
FCB Financial Holdings, Inc., Class A (a)	180,000	8,487,000	3.98%
First BanCorp. (a) (b)	915,000	5,361,900	2.52%
First Connecticut Bancorp, Inc.	205,000	5,248,000	2.46%
Flushing Financial Corp.	287,000	8,188,110	3.84%
Green Bancorp, Inc. (a)	320,000	7,184,000	3.37%
Guaranty Bancshares, Inc.	60,000	1,824,600	0.86%
Hingham Institution for Savings	51,000	9,021,900	4.24%
Hope Bancorp, Inc.	145,000	2,556,350	1.20%
IBERIABANK Corp.	110,000	8,893,500	4.18%
Independent Bank Corp.	120,000	8,562,000	4.02%
Kearny Financial Corp. of Maryland	390,000	5,694,000	2.67%
Meridian Bancorp, Inc.	387,500	6,839,375	3.21%
Meta Financial Group, Inc.	48,000	3,422,400	1.61%
Midland States Bancorp, Inc.	147,000	4,668,720	2.19%
OceanFirst Financial Corp.	290,000	7,853,200	3.69%
Opus Bank	320,000	7,616,000	3.58%
PacWest Bancorp	117,000	5,618,340	2.64%
Preferred Bank	5,000	280,750	0.13%
Provident Financial Services, Inc.	183,000	4,853,160	2.28%
Texas Capital Bancshares, Inc. (a)	18,000	1,410,300	0.66%
United Community Banks, Inc. of Georgia	25,000	694,000	0.33%
United Financial Bancorp, Inc.	225,000	4,070,250	1.91%
Washington Federal, Inc.	245,000	8,195,250	3.85%
Western Alliance Bancorp (a)	59,000	2,972,420	1.40%
Wintrust Financial Corp.	64,000	4,819,840	2.26%
WSFS Financial Corp.	46,500	2,099,475	0.99%
Xenith Bankshares, Inc. (a)	180,000	5,072,400	2.38%
		203,677,408	95.65%
Information Technology - 0.82%
Q2 Holdings, Inc. (a)	45,000	1,750,500	0.82%
Total Common Stocks (Cost $167,575,604)		205,427,908	96.47%

SHORT-TERM INVESTMENTS - 4.22%
Money Market Funds - 4.22%
Fidelity Government Portfolio, Institutional Class, 0.87% (c)	8,984,229	8,984,229	4.22%
Total Short-Term Investments (Cost $8,984,229)		8,984,229	4.22%

Total Investments (Cost $176,559,833) - 100.69%		214,412,137	100.69%
Liabilities in Excess of Other Assets - (0.69)%		(1,477,205)	(0.69)%
TOTAL NET ASSETS - 100.00%		$212,934,932	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$176,559,833
Gross unrealized appreciation	42,535,741
Gross unrealized depreciation	(4,683,437)
Net unrealized appreciation	$37,852,304

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$203,677,408	$–	$–	$203,677,408
Information Technology	1,750,500	–	–	1,750,500
Total Common Stocks	$205,427,908	$–	$–	$205,427,908

Short-Term Investments
Money Market Funds	$8,984,229	$–	$–	$8,984,229
Total Short-Term Investments	$8,984,229	$–	$–	$8,984,229

Total Investments	$214,412,137	$–	$–	$214,412,137

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Large Cap Financial Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 97.81%
Financials - 76.15%
Assured Guaranty Ltd. (b)	30,000	$1,350,300	4.44%
Bank of America Corp.	63,000	1,519,560	5.00%
Berkshire Hathaway, Inc., Class B (a)	9,000	1,574,730	5.18%
Capital One Financial Corp.	7,000	603,260	1.98%
Citigroup, Inc.	22,500	1,540,125	5.07%
Citizens Financial Group, Inc.	27,000	947,160	3.12%
Comerica, Inc.	4,000	289,240	0.95%
East West Bancorp, Inc.	18,000	1,025,640	3.37%
Fifth Third Bancorp	40,000	1,068,000	3.51%
First Republic Bank	12,000	1,203,960	3.96%
JPMorgan Chase & Co.	16,000	1,468,800	4.83%
Moody’s Corp.	11,500	1,513,745	4.98%
Morgan Stanley	29,000	1,360,100	4.47%
Regions Financial Corp.	25,000	365,000	1.20%
Signature Bank (a)	7,000	970,060	3.19%
SunTrust Banks, Inc.	20,000	1,145,800	3.77%
The Goldman Sachs Group, Inc.	6,000	1,351,980	4.45%
The PNC Financial Services Group, Inc.	10,000	1,288,000	4.24%
U.S. Bancorp (d)	20,000	1,055,600	3.47%
Wells Fargo & Co.	23,000	1,240,620	4.08%
Zions Bancorporation	6,000	271,920	0.89%
		23,153,600	76.15%
Information Technology - 21.66%
Global Payments, Inc.	17,000	1,604,290	5.27%
MasterCard, Inc., Class A	12,000	1,533,600	5.04%
PayPal Holdings, Inc. (a)	30,000	1,756,500	5.78%
Visa, Inc., Class A	17,000	1,692,520	5.57%
		6,586,910	21.66%
Total Common Stocks (Cost $24,037,191)		29,740,510	97.81%

SHORT-TERM INVESTMENTS - 2.24%
Money Market Funds - 2.24%
Fidelity Government Portfolio, Institutional Class, 0.87% (c)	682,601	682,601	2.24%
Total Short-Term Investments (Cost $682,601)		682,601	2.24%

Total Investments (Cost $24,719,792) - 100.05%		30,423,111	100.05%
Liabilities in Excess of Other Assets - (0.05)%		(15,627)	(0.05)%
TOTAL NET ASSETS - 100.00%		$30,407,484	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2017.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the nine-month period ended July 31, 2017, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$751,400
Purchase Cost	$632,641
Sales Cost	$(425,721)
Ending Cost	$958,320
Dividend Income	$13,440
Realized Gain	$99,600
Shares	20,000
Market Value	$1,055,600

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$24,719,792
Gross unrealized appreciation	5,765,547
Gross unrealized depreciation	(62,228)
Net unrealized appreciation	$5,703,319

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$23,153,600	$–	$–	$23,153,600
Information Technology	6,586,910	–	–	6,586,910
Total Common Stocks	$29,740,510	$–	$–	$29,740,510

Short-Term Investments
Money Market Funds	$682,601	$–	$–	$682,601
Total Short-Term Investments	$682,601	$–	$–	$682,601

Total Investments	$30,423,111	$–	$–	$30,423,111

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Technology Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 93.84%
Consumer Discretionary - 8.06%
Amazon.com, Inc. (a)	67	$66,181	1.56%
FTD Companies, Inc. (a)	3,223	63,332	1.50%
Nutrisystem, Inc.	1,254	69,910	1.65%
Vipshop Holdings Ltd. - ADR (a) (b)	6,179	76,002	1.80%
Wayfair, Inc., Class A (a)	857	65,432	1.55%
		340,857	8.06%
Information Technology - 85.78%
Accenture PLC, Class A (b)	524	67,502	1.60%
Advanced Semiconductor Engineering, Inc. - ADR (b)	10,280	67,745	1.60%
Applied Materials, Inc.	1,537	68,104	1.61%
AU Optronics Corp. - ADR (b)	15,582	62,640	1.48%
Automatic Data Processing, Inc.	624	74,200	1.75%
Black Box Corp.	7,957	62,860	1.49%
Booz Allen Hamilton Holding Corp.	1,951	66,919	1.58%
Carbonite, Inc. (a)	3,115	73,514	1.74%
CDK Global, Inc.	1,047	68,872	1.63%
CDW Corp. of Delaware	1,043	66,158	1.56%
Celestica, Inc. (a) (b)	4,861	57,797	1.37%
ChipMOS TECHNOLOGIES, Inc. - ADR (b)	3,202	62,247	1.47%
Citrix Systems, Inc. (a)	814	64,290	1.52%
CommerceHub, Inc., Series A (a)	3,806	69,421	1.64%
Convergys Corp.	2,717	65,126	1.54%
CSRA, Inc.	2,028	66,133	1.56%
eBay, Inc. (a)	1,878	67,101	1.59%
EVERTEC, Inc. (b)	3,731	66,598	1.57%
Extreme Networks, Inc. (a)	7,119	62,576	1.48%
F5 Networks, Inc. (a)	504	60,858	1.44%
First Data Corp., Class A (a)	3,536	65,982	1.56%
Fortinet, Inc. (a)	1,693	62,489	1.48%
Gartner, Inc. (a)	520	66,726	1.58%
Gogo, Inc. (a)	5,736	69,864	1.65%
Hackett Group, Inc.	4,171	68,488	1.62%
Hewlett Packard Enterprise Co.	3,831	67,081	1.59%
Ichor Holdings, Ltd. (a) (b)	3,190	73,306	1.73%
Intel Corp.	1,887	66,932	1.58%
International Business Machines Corp.	420	60,761	1.44%
Intuit, Inc.	492	67,507	1.60%
JA Solar Holdings Company, Ltd. - ADR (a) (b)	10,103	63,447	1.50%
Jabil Circuit, Inc.	2,226	67,893	1.60%
JinkoSolar Holding Company Ltd. - ADR (a) (b)	3,170	87,555	2.07%
KLA-Tencor Corp.	704	65,212	1.54%
Manhattan Associates, Inc. (a)	1,374	60,731	1.44%
MasterCard, Inc., Class A	532	67,990	1.61%
MercadoLibre, Inc.	261	75,278	1.78%
Mimecast Ltd. (a) (b)	2,463	69,112	1.63%
Nutanix, Inc. (a)	3,321	70,555	1.67%
Palo Alto Networks, Inc. (a)	484	63,782	1.51%
Paychex, Inc.	1,132	65,486	1.55%
Paycom Software, Inc. (a)	973	68,198	1.61%
Paylocity Holding Corp. (a)	1,459	66,341	1.57%
PCM, Inc. (a)	3,378	41,803	0.99%
Red Hat, Inc. (a)	679	67,133	1.59%
Rosetta Stone, Inc. (a)	6,212	64,356	1.52%
Science Applications International Corp.	920	64,777	1.53%
Seagate Technology PLC (b)	1,717	56,592	1.34%
Shutterstock, Inc. (a)	1,488	62,704	1.48%
Teradata Corp. (a)	2,215	70,481	1.67%
The Ultimate Software Group, Inc. (a)	307	69,293	1.64%
Tower Semiconductor Ltd. (a) (b)	2,715	70,997	1.68%
Yirendai Ltd. - ADR (a) (b)	2,515	96,224	2.27%
YY, Inc. - ADR (a) (b)	1,148	82,082	1.94%
		3,627,819	85.78%
Total Common Stocks (Cost $3,744,242)		3,968,676	93.84%

SHORT-TERM INVESTMENTS - 6.40%
Money Market Funds - 6.40%
Fidelity Government Portfolio, Institutional Class, 0.87% (c)	212,000	212,000	5.01%
The Government & Agency Portfolio, Institutional Class, 0.93% (c)	58,745	58,745	1.39%
		270,745	6.40%
Total Short-Term Investments (Cost $270,745)		270,745	6.40%

Total Investments (Cost $4,014,987) - 100.24%		4,239,421	100.24%
Liabilities in Excess of Other Assets - (0.24)%		(10,058)	(0.24)%
TOTAL NET ASSETS - 100.00%		$4,229,363	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s 7-day yield as of July 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$4,014,987
Gross unrealized appreciation	379,988
Gross unrealized depreciation	(155,554)
Net unrealized appreciation	$224,434

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$340,857	$–	$–	$340,857
Information Technology	3,627,819	–	–	3,627,819
Total Common Stocks	$3,968,676	$–	$–	$3,968,676

Short-Term Investments
Money Market Funds	$270,745	$–	$–	$270,745
Total Short-Term Investments	$270,745	$–	$–	$270,745

Total Investments	$4,239,421	$–	$–	$4,239,421

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Hennessy Japan Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.14%
Consumer Discretionary - 19.20%
Asics Corp.	587,300	$10,691,742	4.73%
Fast Retailing Co., Ltd.	14,500	4,356,116	1.93%
Isuzu Motors, Ltd.	438,900	6,035,398	2.67%
Ryohin Keikaku Co., Ltd.	29,600	7,571,500	3.35%
Shimano, Inc.	66,100	9,701,102	4.29%
Toyota Motor Corp.	89,100	5,038,318	2.23%
		43,394,176	19.20%
Consumer Staples - 15.26%
Japan Tobacco, Inc.	301,000	10,467,903	4.63%
Kao Corp.	173,400	10,560,185	4.67%
Pigeon Corp.	75,400	2,797,279	1.24%
Unicharm Corp.	415,700	10,669,175	4.72%
		34,494,542	15.26%
Financials - 5.92%
Mizuho Financial Group	1,573,200	2,802,635	1.24%
Sumitomo Mitsui Financial Group, Inc.	277,800	10,570,738	4.68%
		13,373,373	5.92%
Health Care - 9.19%
Rohto Pharmaceutical Co., Ltd.	509,600	10,312,645	4.56%
Terumo Corp.	276,200	10,459,749	4.63%
		20,772,394	9.19%
Industrials - 29.28%
Daikin Industries	100,700	10,687,015	4.73%
Kubota Corp.	616,800	10,739,241	4.75%
Misumi Group, Inc.	490,600	12,175,442	5.39%
Mitsubishi Corp.	505,200	10,982,011	4.86%
Nidec Corp.	102,500	11,305,728	5.00%
Recruit Holdings Co., Ltd .	593,600	10,278,765	4.55%
		66,168,202	29.28%
Information Technology - 4.71%
Keyence Corp.	23,000	10,644,111	4.71%

Materials - 2.88%
Fuji Seal International, Inc.	232,200	6,518,744	2.88%

Telecommunication Services - 4.70%
Softbank Group Co.	130,800	10,628,204	4.70%
Total Common Stocks (Cost $149,728,325)		205,993,746	91.14%

SHORT-TERM INVESTMENTS - 7.77%
Money Market Funds - 7.77%
Fidelity Government Portfolio, Institutional Class, 0.87% (a)	10,916,000	10,916,000	4.83%
The Government & Agency Portfolio, Institutional Class, 0.93% (a)	6,635,021	6,635,021	2.94%
		17,551,021	7.77%
Total Short-Term Investments (Cost $17,551,021)		17,551,021	7.77%

Total Investments (Cost $167,279,346) - 98.91%		223,544,767	98.91%
Other Assets in Excess of Liabilities - 1.09%		2,460,005	1.09%
TOTAL NET ASSETS - 100.00%		$226,004,772	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$167,279,346
Gross unrealized appreciation	58,259,056
Gross unrealized depreciation	(1,993,635)
Net unrealized appreciation	$56,265,421

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$43,394,176	$–	$–	$43,394,176
Consumer Staples	34,494,542	–	–	34,494,542
Financials	13,373,373	–	–	13,373,373
Health Care	20,772,394	–	–	20,772,394
Industrials	66,168,202	–	–	66,168,202
Information Technology	10,644,111	–	–	10,644,111
Materials	6,518,744	–	–	6,518,744
Telecommunication Services	10,628,204	–	–	10,628,204
Total Common Stocks	$205,993,746	$–	$–	$205,993,746

Short-Term Investments
Money Market Funds	$17,551,021	$–	$–	$17,551,021
Total Short-Term Investments	$17,551,021	$–	$–	$17,551,021

Total Investments	$223,544,767	$–	$–	$223,544,767

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service.  On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Hennessy Japan Small Cap Fund
Schedule of Investments
July 31, 2017 (Unaudited)
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 91.35%
Consumer Discretionary - 13.68%
Adastria Co., Ltd.	42,100	$1,052,452	1.54%
Aeon Fantasy Co.	15,700	484,194	0.71%
Doshisha Co., Ltd.	45,900	925,120	1.36%
Foster Electric Co., Ltd.	71,000	1,395,592	2.04%
Hagihara Industries, Inc.	12,500	358,860	0.52%
Honeys Co., Ltd.	110,900	1,253,403	1.84%
Nippon Seiki Co., Ltd.	65,000	1,246,995	1.83%
Parco Co., Ltd.	51,400	634,079	0.93%
Seiren Co., Ltd.	79,800	1,350,690	1.98%
Starts Corp., Inc.	24,200	632,850	0.93%
		9,334,235	13.68%
Consumer Staples - 0.50%
Japan Meat Co., Ltd.	20,800	342,249	0.50%

Financials - 3.55%
AEON Financial Service Co., Ltd.	61,600	1,341,572	1.97%
INTELLEX Co., Ltd.	63,200	496,450	0.73%
Lifenet Insurance Co.	165,100	584,054	0.85%
		2,422,076	3.55%
Health Care - 2.86%
JEOL Ltd.	140,000	764,479	1.12%
Ship Healthcare Holdings, Inc.	38,500	1,183,863	1.74%
		1,948,342	2.86%
Industrials - 42.35%
BELLSYSTEM24 Holdings, Inc.	109,900	1,234,126	1.81%
Benefit One, Inc.	23,600	959,028	1.40%
Daihen Corp.	157,000	1,402,739	2.06%
DMG Mori Seiki Co., Ltd.	52,800	878,364	1.29%
Fuji Machine Manufacturing Co., Ltd.	66,100	1,076,834	1.58%
Hamakyorex Co., Ltd.	47,000	1,243,585	1.82%
Hanwa Co., Ltd.	169,000	1,209,497	1.77%
Hito Communication, Inc.	82,800	1,309,088	1.92%
Kanematsu Corp.	581,000	1,270,089	1.86%
Kito Corp.	115,000	1,332,078	1.95%
Kondotec, Inc.	147,100	1,339,638	1.96%
Maeda Kosen Co., Ltd.	78,900	1,158,684	1.70%
MIRAIT Holdings Corp.	101,900	1,196,051	1.75%
Nakano Corp.	186,000	1,022,414	1.50%
Nippon Koei Co., Ltd.	37,500	1,039,163	1.52%
Nippon Yusoki Co., Ltd.	165,700	1,336,181	1.96%
Nissei ASB Machine Co., Ltd.	35,600	1,228,700	1.80%
Nittoku Engineering Co., Ltd.	38,400	1,186,013	1.74%
Okamura Corp.	136,700	1,390,001	2.04%
Sanko Gosei, Ltd.	252,000	825,180	1.21%
Sato Holdings Corp.	40,000	960,769	1.41%
Shibuya Corp.	18,800	572,978	0.84%
Takeei Corp.	117,200	1,187,468	1.74%
Tocalo Co., Ltd.	32,800	1,254,043	1.84%
Tonami Holdings Co., Ltd.	326,000	1,283,360	1.88%
		28,896,071	42.35%

Information Technology - 20.17%
Aichi Tokei Denki Co., Ltd.	18,200	625,679	0.92%
Aiphone Co., Ltd.	38,600	682,052	1.00%
Digital Garage, Inc.	68,300	1,300,392	1.91%
Elecom Co., Ltd.	54,500	1,177,056	1.73%
Information Services International - Dentsu, Ltd.	18,600	421,619	0.62%
Koa Corp.	62,800	1,110,229	1.63%
Kyosan Electric Manufacturing Co., Ltd.	164,000	914,871	1.34%
Mimaki Engineering Co., Ltd.	182,900	1,456,630	2.13%
NEC Networks & System Integration Corp.	55,100	1,204,508	1.77%
Nihon Unisys, Ltd.	34,900	582,484	0.85%
Soliton Systems K.K.	105,800	1,015,342	1.49%
Suzuki Co., Ltd.	101,100	692,372	1.01%
Towa Corp.	41,000	640,410	0.94%
UKC Holdings Corp.	48,800	733,472	1.07%
V-cube, Inc.	50,900	286,715	0.42%
Yokowo Co., Ltd.	69,100	913,854	1.34%
		13,757,685	20.17%
Materials - 8.24%
Asia Pile Holdings Co.	171,800	1,165,644	1.71%
Hakudo Co., Ltd.	77,700	1,280,611	1.88%
LINTEC Corp.	48,000	1,166,420	1.71%
MEC Co., Ltd.	101,300	1,257,004	1.84%
Toyo Kohan Co., Ltd.	170,600	750,519	1.10%
		5,620,198	8.24%
Total Common Stocks (Cost $49,243,924)		62,320,856	91.35%

SHORT-TERM INVESTMENTS - 7.90%
Money Market Funds - 7.90%
Fidelity Government Portfolio, Institutional Class, 0.87% (a)	3,338,000	3,338,000	4.89%
The Government & Agency Portfolio, Institutional Class, 0.93% (a)	2,050,165	2,050,165	3.01%
		5,388,165	7.90%
Total Short-Term Investments (Cost $5,388,165)		5,388,165	7.90%

Total Investments (Cost $54,632,089) - 99.25%		67,709,021	99.25%
Other Assets in Excess of Liabilities - 0.75%		513,755	0.75%
TOTAL NET ASSETS - 100.00%		$68,222,776	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of July 31, 2017.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at July 31, 2017, was as follows*:

Cost of investments	$54,632,089
Gross unrealized appreciation	13,682,971
Gross unrealized depreciation	(606,039)
Net unrealized appreciation	$13,076,932

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at July 31, 2017
The Fund follows authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of July 31, 2017, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$9,334,235	$–	$–	$9,334,235
Consumer Staples	342,249	–	–	342,249
Financials	2,422,076	–	–	2,422,076
Health Care	1,948,342	–	–	1,948,342
Industrials	28,896,071	–	–	28,896,071
Information Technology	13,757,685	–	–	13,757,685
Materials	5,620,198	–	–	5,620,198
Total Common Stocks	$62,320,856	$–	$–	$62,320,856

Short-Term Investments
Money Market Funds	$5,388,165	$–	$–	$5,388,165
Total Short-Term Investments	$5,388,165	$–	$–	$5,388,165

Total Investments	$67,709,021	$–	$–	$67,709,021

Transfers between levels are recognized at the end of the reporting period. During the nine-month period ended July 31, 2017, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service.  On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By:  /s/ Neil J. Hennessy
Neil J. Hennessy
President

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neil J. Hennessy
Neil J. Hennessy, President
Date:	September 29, 2017

By:	/s/ Teresa M. Nilsen
Teresa M. Nilsen, Treasurer

Date:	September 29, 2017